UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09067

Kirr, Marbach Partners Funds, Inc.
(Exact name of registrant as specified in charter)

621 Washington Street
Columbus, Indiana 47201
(Address of principal executive offices) (Zip code)

Mark D. Foster
Kirr, Marbach & Company, LLC
621 Washington Street
Columbus, Indiana 47201
(Name and address of agent for service)

(812) 376-9444
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2010

Date of reporting period:  June 30, 2010

Item 1. Schedule of Investments.

K I R R , M A R B A C H P A R T N E R S
V A L U E F U N D

SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Number			Number
of Shares		Value	of Shares			Value

	COMMON STOCKS - 97.5%				Materials - 10.3%
			18,284		Lubrizol Corp.	$1,468,388
	Consumer Discretionary - 21.8%		15,740		LyondellBasell Industries NV - Class A* - f	254,201
24,880	Ascent Media Corp. - Class A*	$628,469	68,864		Solutia, Inc.*	902,118
3,402	AutoZone, Inc.*	657,334				2,624,707
27,783	Coach, Inc.	1,015,469
16,836	Dollar Tree, Inc.*	700,883			TOTAL COMMON STOCKS (Cost $20,769,959)	24,950,226
21,484	GameStop Corp. - Class A*	403,684
16,274	HSN, Inc.*	390,576
14,400	Liberty Media-Starz Corp. - Class A*	746,496			SHORT TERM INVESTMENT - 0.2%
9,185	McGraw-Hill Companies, Inc.	258,466	Principal
11,480	Rent-A-Center, Inc.*	232,585	Amount		Variable Rate Demand Note** - 0.2%
10,702	Time Warner Cable, Inc. - Class A	557,360	$50,000		American Family, 0.10%	50,000
		5,591,322
					TOTAL SHORT TERM INVESTMENT (Cost $50,000)	50,000
	Energy - 6.2%
13,045	Ensco PLC - ADR - f	512,408			Total Investments (Cost $20,819,959) - 97.7%	25,000,226
53,666	Rosetta Resources, Inc.*	1,063,124
		1,575,532			Other Assets and Liabilities, Net - 2.3%	583,229

	Financials - 11.5%				TOTAL NET ASSETS - 100.0%	$25,583,455
3,219	Capital Southwest Corp.	282,982
15,485	First American Financial Corp.	196,350	*	-	Non-income producing security.
49,682	Janus Capital Group, Inc.	441,176	**	-	Variable rate security as of June 30, 2010.
19,773	Loews Corp.	658,639	ADR	-	American Depository Receipt.
1,561	Markel Corp.*	530,740	f	-	Foreign security.
12,617	Portfolio Recovery Associates, Inc.*	842,563
		2,952,450

	Healthcare - 4.4%
15,161	Covidien PLC - f	609,169
10,675	WellPoint, Inc.*	522,328
		1,131,497

	Industrials - 21.9%
27,854	Aecom Technology Corp.*	642,313
21,870	Atlas Air Worldwide Holdings, Inc.*	1,038,825
13,138	Canadian Pacific Railway Ltd. - f	704,460
31,484	EMCOR Group, Inc.*	729,484
34,245	KBR, Inc.	696,543
43,064	Titan International, Inc.	429,348
17,765	Tyco International Ltd. - f	625,861
23,270	WABCO Holdings, Inc.*	732,540
		5,599,374

	Information Technology - 21.4%
25,253	Amdocs Ltd.*	678,043
37,160	Cogent, Inc.*	334,812
24,240	Cognizant Technology Solutions Corp. - Class A*	1,213,454
14,175	Comtech Telecommunications Corp.*	424,258
15,485	CoreLogic, Inc.*	273,465
24,555	eBay, Inc.*	481,524
16,254	Harris Corp.	676,979
25,745	Intel Corp.	500,740
27,830	Microsoft Corp.	640,368
41,195	TriQuint Semiconductor, Inc.*	251,701
		5,475,344

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techinque. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value.  Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2010, the fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 24,950,226	$ -	$ -	$ 24,950,226
Short-Term Investments	-	50,000	-	50,000
Total Investments	$ 24,950,226	$ 50,000	$ -	$ 25,000,226

Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2010, the fund recognized no significant transfers to/from Level 1 or Level 2.

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows*:

Kirr, Marbach Partners Value Fund
Cost of investments	$20,819,959
Gross unrealized appreciation	6,482,244
Gross unrealized depreciation	(2,301,977)
Net unrealized appreciation / (depreciation)	$4,180,267

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Kirr, Marbach Partners Funds, Inc.

By (Signature and Title) /s/ Mark Foster
                                                 Mark Foster, President

Date   August 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark Foster
                                                   Mark Foster, President

Date   August 18, 2010

By (Signature and Title)* /s/Mickey Kim
                                                  Mickey Kim, Treasurer

Date August 18, 2010